Related party transactions - Schedule of Significant Related Party Transactions (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Relationship between related parties with their groups
Revenues	$ 363,722	$ 341,497	$ 238,782
Costs of revenues (including transactions with related parties)	200,649	200,054	118,603
Xiaomi Technology | Cloud computing services
Relationship between related parties with their groups
Revenues	7,604	4,978	2,798
Guangzhou Millet | Technical service
Relationship between related parties with their groups
Revenues			1,245
Beijing Itui Technology Co., Ltd. | Cloud computing services
Relationship between related parties with their groups
Revenues	358	592	821
Itui Online | Advertising
Relationship between related parties with their groups
Revenues	8,941	7,804	11,648
Shenzhen Xiaomi Technology Co., Ltd. | Technical service
Relationship between related parties with their groups
Revenues	354	2,505	1,392
Shenzhen Xiaomi Technology Co., Ltd. | Advertising
Relationship between related parties with their groups
Revenues	13	112	380
Quanxun Huiju | Bandwidth
Relationship between related parties with their groups
Costs of revenues (including transactions with related parties)			730
Chizz | Technical service
Relationship between related parties with their groups
Interest income from Chizz	$ 724	$ 626	$ 176